Supplementary Information - Condensed Consolidating Financial Information (Condensed Consolidating Statements Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net cash (used in) provided by operating activities	$ 260.8	[1]	$ 162.4	[2]	$ 152.7	[3]
Capital expenditures	(165.7)	[1]	(75.9)	[2]	(182.2)	[3]
Acquisitions, net of cash acquired	(174.8)	[1]	(282.1)	[2]	(44.5)	[3]
Investments in unconsolidated affiliates	(7.0)	[1]	(2.3)	[2]	(7.0)	[3]
Return of investment from unconsolidated affiliates	1.6	[1]	1.2	[2]	2.2	[3]
Proceeds from sales of assets	5.2	[1]	3.5	[2]	1.4	[3]
Purchases of available-for-sale securities					(1.1)	[3]
Proceeds from sales of available-for-sale securities			10.1	[2]	51.1	[3]
Net cash provided by (used in) investing activities	(340.7)	[1]	(345.5)	[2]	(180.1)	[3]
Proceeds from debt	1,524.0	[1]	868.2	[2]	237.0	[3]
Payments of debt	(1,425.0)	[1]	(833.4)	[2]	(280.5)	[3]
Payment of deferred financing costs	(4.2)	[1]	(2.1)	[2]
Proceeds from issuance of common units, net of offering costs	169.7	[1]	189.3	[2]	69.5	[3]
Excess purchase price over acquired assets	(35.7)	[1]	(0.8)
Distributions to unitholders and general partner	(132.4)	[1]	(101.9)	[2]	(85.3)	[3]
Distributions to noncontrolling interests	(44.8)	[1]	(25.6)	[2]	(27.0)	[3]
Contributions from noncontrolling interests	18.3	[1]	14.3		78.7	[3]
Contributions from DCP Midstream, LLC			0.6	[2]	0.7	[3]
Net change in advances to predecessor from DCP Midstream, LLC	10.9		82.3	[2]	(25.5)	[3]
Purchase of additional interest in a subsidiary			(3.5)	[2]
Net Cash Provided by (Used in) Financing Activities	80.8	[1]	187.7	[2]	(32.4)	[3]
Net change in cash and cash equivalents	0.9	[1]	4.6	[2]	(59.8)	[3]
Cash and cash equivalents, beginning of period	6.7	[1],[2]	2.1	[2],[3]	61.9	[3]
Cash and cash equivalents, end of period	7.6	[1]	6.7	[1],[2]	2.1	[2],[3]
DCP Midstream Partners, LP [Member]
Net cash (used in) provided by operating activities	(37.3)	[1]	(87.4)	[2]	15.8	[3]
Proceeds from issuance of common units, net of offering costs	169.7	[1]	189.3	[2]	69.5	[3]
Distributions to unitholders and general partner	(132.4)	[1]	(101.9)	[2]	(85.3)	[3]
Net Cash Provided by (Used in) Financing Activities	37.3	[1]	87.4	[2]	(15.8)	[3]
Subsidiary Issuer [Member]
Net cash (used in) provided by operating activities	(92.7)		(42.9)	[2]	(31.5)	[3]
Purchases of available-for-sale securities					(1.1)	[3]
Proceeds from sales of available-for-sale securities			10.1	[2]	51.1	[3]
Net cash provided by (used in) investing activities			10.1	[2]	50.0	[3]
Proceeds from debt	1,524.0		868.2	[2]	237.0	[3]
Payments of debt	(1,425.0)		(833.4)	[2]	(280.5)	[3]
Payment of deferred financing costs	(4.2)		(2.1)	[2]
Net Cash Provided by (Used in) Financing Activities	94.8		32.7	[2]	(43.5)	[3]
Net change in cash and cash equivalents	2.1		(0.1)	[2]	(25.0)	[3]
Cash and cash equivalents, beginning of period	1.5	[2]	1.6	[2],[3]	26.6	[3]
Cash and cash equivalents, end of period	3.6	[1]	1.5	[2]	1.6	[2],[3]
Non-Guarantor Subsidiaries [Member]
Net cash (used in) provided by operating activities	391.7	[1]	293.4	[2]	168.9	[3]
Capital expenditures	(165.7)	[1]	(75.9)	[2]	(182.2)	[3]
Acquisitions, net of cash acquired	(174.8)	[1]	(282.1)	[2]	(44.5)	[3]
Investments in unconsolidated affiliates	(7.0)	[1]	(2.3)	[2]	(7.0)	[3]
Return of investment from unconsolidated affiliates	1.6	[1]	1.2	[2]	2.2	[3]
Proceeds from sales of assets	5.2	[1]	3.5	[2]	1.4	[3]
Net cash provided by (used in) investing activities	(340.7)	[1]	(355.6)	[2]	(230.1)	[3]
Excess purchase price over acquired assets	(35.7)	[1]
Distributions to noncontrolling interests	(44.8)	[1]	(25.6)	[2]	(27.0)	[3]
Contributions from noncontrolling interests	18.3	[1]	13.8	[2]	78.7	[3]
Contributions from DCP Midstream, LLC			0.6	[2]	0.7	[3]
Net change in advances to predecessor from DCP Midstream, LLC			82.3	[2]	(25.5)	[3]
Purchase of additional interest in a subsidiary			(3.5)	[2]
Net Cash Provided by (Used in) Financing Activities	(51.3)	[1]	67.6	[2]	26.9	[3]
Net change in cash and cash equivalents	(0.3)	[1]	5.4	[2]	(34.3)	[3]
Cash and cash equivalents, beginning of period	6.7	[1],[2]	1.3	[2],[3]	35.6	[3]
Cash and cash equivalents, end of period	6.4	[1]	6.7	[1],[2]	1.3	[2],[3]
Consolidating Adjustments [Member]
Net cash (used in) provided by operating activities	(0.9)	[1]	(0.7)	[2]	(0.5)	[3]
Net change in cash and cash equivalents	(0.9)	[1]	(0.7)	[2]	(0.5)	[3]
Cash and cash equivalents, beginning of period	(1.5)	[1],[2]	(0.8)	[2],[3]	(0.3)	[3]
Cash and cash equivalents, end of period	(2.4)	[1]	(1.5)	[1],[2]	(0.8)	[2],[3]
Cash Proceeds [Member]
Contributions from noncontrolling interests			$ 13.8	[2]

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.